Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
PRC	$ 3,563,135	22,198,685	14,444,636	7,898,805
Non-PRC	$ 17,229	107,341	56,150	16,269